ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
FDIC coverage over cash balance	$ 1,261,511	$ 1,877,092
Estimated useful lives of intangible assets	10 years
Cash	$ 2,234,306	2,625,461
Working capital (deficit)	1,920,024	(452,928)
Convertible promissory notes	0	1,156,259
Income taxes payable	1,654,854	2,833,991
Uncertain tax position	13,362,009	9,822,797
Income tax expense	4,614,428	4,151,650
Operating lease right-of-use assets		1,221,143
Revenues	32,614,513	30,117,880
Deferred revenue	303,850	309,892
Fair value of earn out shares	0	27,824
Revenue [Member] | Retail [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	31,316,121	28,671,773
Revenue [Member] | Wholesale [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 1,298,392	$ 1,446,107